Discontinued Operations	12 Months Ended
Mar. 31, 2014
Discontinued Operations And Disposal Groups [Abstract]
Discontinued Operations

NOTE 20: — DISCONTINUED OPERATIONS

a.	During 2010, the Company’s management decided to sell its Irish facility. The results of operations of the Irish facility have been classified as discontinued operations in the Consolidated Statements of Operations.

b.	The following is the detail of discontinued operations:

	Year ended March 31,		Three months ended March 31,	Year ended December 31,
	2014	2013	2012	2011
Sales, net	$—	$—	$9	$54
Cost of sales	(220)	(1,170)	(72)	(1,070)

Gross loss	(220)	(1,170)	(63)	(1,016)
Operating expenses:
Research and development, net	—	(10)	—	(88)
Selling, marketing, general and administrative	(182)	(216)	(34)	(295)

Operating loss	(402)	(1,396)	(97)	(1,399)
Financial income (expense), net	162	(213)	103	144
Other income, net	2	415	60	38

(Loss) income before income taxes	(238)	(1,194)	66	(1,217)
Tax expense	(81)	—	—	—

Net (loss) income from discontinued operations	$(319)	$(1,194)	$66	$(1,217)